Subsidiary Undertakings (Details)	12 Months Ended
Dec. 31, 2012
TAI Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Trinity Acquisition plc. [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Faber Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Group Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Investment UK Holdings Limited Member
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Netherlands Holdings B.V. [Member]
Schedule of Investments [Line Items]
Country of registration	Netherlands
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis Europe B.V. [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis HRH, Inc. [Member]
Schedule of Investments [Line Items]
Country of registration	USA
Class of share	Common shares
Percentage ownership	100.00%
Willis Limited [Member]
Schedule of Investments [Line Items]
Country of registration	England and Wales
Class of share	Ordinary shares
Percentage ownership	100.00%
Willis North America, Inc. [Member]
Schedule of Investments [Line Items]
Country of registration	USA
Class of share	Common shares
Percentage ownership	100.00%
Willis Re, Inc. [Member]
Schedule of Investments [Line Items]
Country of registration	USA
Class of share	Common shares
Percentage ownership	100.00%